Thornburg New Mexico
                                  Intermediate Municipal Fund


                                            Thornburg
                                    New Mexico Intermediate
                                         Municipal Fund
                                            A Shares

SEC Yield                                     4.39%
Taxable Equiv. Yield                          7.94%
NAV                                          $13.09
Max. Offering Price                          $13.56


1 Year                                        0.99%

5 Year                                        5.86%

Since Inception                               6.15%

(Inception date)                           (6/18/91)



         The taxable equivalent yield assumes a 39.6% marginal federal tax rate and an 8.50% marginal New Mexico rate.

         The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

         Maximum sales charge of the Fund's Class A Shares is 3.50%. The Fund's Class C Shares were converted to Class A Shares on January 31, 1996.

         The data quoted represent past performance and may not be construed as a guarantee of future results.

l e t t e r  t o  s h a r e h o l d e r s

119 East Marcy Street, Santa Fe, New Mexico 87501 l (505) 984-0200
                                    November 6, 1996
Dear Fellow Shareholder:

I am pleased to present the Annual Report for theThornburg New Mexico Intermediate Municipal Fund for the fiscal year ending September 30, 1996. The net asset value per share decreased 3 cents to $13.09 during the year. If you were with us for the entire period, you received dividends of 63.1 cents per share. If you reinvested your dividends, you received 64.5 cents per share.

Your Thornburg New Mexico Intermediate Municipal Fund portfolio currently holds over 130 municipal obligations from around the state and 3 U.S. Territories. Approximately 88% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the coming years. Today, your fund's weighted average maturity is approximately 6.8 years, and we always keep it below 10 years. Percentages of the portfolio maturing in the coming years are summarized below:

         % of portfolio maturing within     Cumulative % maturing by end of

                         2 years = 11%               year 2 = 11%
                    2 to 4 years = 13%               year 4 = 24%
                    4 to 6 years = 22%               year 6 = 46%
                    6 to 8 years = 15%               year 8 = 61%
                   8 to 10 years = 23%              year 10 = 84%
                 10 to 12 years  =  9%              year 12 = 93%
                 12 to 14 years  =  2%              year 14 = 95%
                 14 to 16 years  =  3%              year 16 = 98%

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform well in varying interest rate environments. For instance, the A shares of Thornburg New Mexico Intermediate Municipal Fund received a "B" letter grade for one and three year performance and an "A" for five year performance relative to other intermediate maturity municipal bond funds through September 30, 1996.* These rankings, which were published in The Wall Street Journal, reflect total returns in the top 40% of all intermediate municipal bond funds for one and three years and a total return in the top 20% of these funds for the last five years. Most of these intermediate municipal funds buy bonds from throughout the United States. Your fund invests only in those bonds which are exempt from New Mexico state income taxes. Your fund has also earned Morningstar's 4 star rating.**

Many municipal bonds issued between 1985 and 1990 have been paid off this year. Money to pay off other bonds prior to maturity already has been raised. You may own municipal bonds or unit trusts which are being redeemed. Your investment in Thornburg New Mexico Intermediate Municipal Fund will not be redeemed until you sell it. Please remember that you can easily add to your investment each month by authorizing a simple, automatic transfer from your checking account.

Americans have been net sellers of individual municipal and U.S. government bonds this year, while simultaneously increasing investments in foreign bonds, U.S. stocks and money market funds. Meanwhile, foreign investors have been supporting the U.S. bond market for about two years. I suppose the grass sometimes appears greener on the other side of the ocean. We like it here at home, but we have positioned your bond portfolio conservatively so as to be able to react quickly to change and take advantage of any opportunities that arise.

Thank you for investing in Thornburg New Mexico Intermediate Municipal Fund.


Sincerely,




Brian J. McMahon
Managing Director

*Source: The Wall Street Journal, October 4, 1996. Performance data are supplied by Lipper Analytical Services, Inc., and reflect performance for the 1, 3, and 5 year periods ending September 30, 1996. Investment objectives are defined by The Wall Street Journal. The average maturity and average quality of the funds within the intermediate municipal objective may differ. At September 30, 1996, 121, 96, and 32 intermediate municipal funds reported 1-year, 3-year, and 5-year total returns, respectively. Performance calculations used to obtain these rankings assume deduction of all expenses and reinvestment of all distributions, but do not include the effect of any sales charge on total return. A portion of its income may be subject to the federal alternative minimum tax.


s t a t e m e n t  o f  a s s e t s  a n d  l i a b i l i t i e s

Thornburg New Mexico Intermediate Municipal Fund
September 30, 1996

ASSETS

Investments, at value (cost $125,852,630)                       $130,660,648
Cash                                                                  21,095
Receivable for fund shares sold                                       30,538
Interest receivable                                                2,134,249
Prepaid expenses and other assets                                      4,108

                TOTAL ASSETS                                     132,850,638

LIABILITIES

Payable for investments purchased                                  1,000,000
Payable for fund shares redeemed                                     173,637
Accounts payable and accrued expenses                                132,419
Payable to investment adviser                                         57,950
Dividends payable                                                    179,704

                TOTAL LIABILITIES                                  1,543,710

NET ASSETS                                                      $131,306,928

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share
($131,306,928 applicable to 10,030,551 shares of beneficial
 interest outstanding)                                                $13.09

Maximum sales charge, 3.50% of offering
price (3.63% of net asset value per share)                               .47

                Maximum Offering Price Per Share                      $13.56

See notes to financial statements.


s t a t e m e n t  o f  o p e r a t i o n s

Thornburg New Mexico Intermediate Municipal Fund
Year Ended September 30, 1996

INVESTMENT INCOME
Interest income (net of premium amortized
of $371,125)                                              $ 7,707,317

EXPENSES
Investment advisory fees (Note 3)                             788,096
Administration fees (Note 3)                                   40,674
Distribution and service fees (Note 3)
   Class A Shares                                             331,338
   Class C Shares                                                 409
Transfer agent fees                                           101,284
Custodian fees                                                 95,185
Professional fees                                              29,830
Accounting fees                                                14,982
Registration and filing fees                                    1,399
Other expenses                                                 30,164

   TOTAL EXPENSES                                           1,433,361
Less:
Expenses reimbursed by investment adviser (Note 3)           (107,076)

   NET EXPENSES                                             1,326,285

   NET INVESTMENT INCOME                                    6,381,032


REALIZED AND UNREALIZED
LOSS ON INVESTMENTS
Net realized loss on investments sold                         (21,671)
Decrease in unrealized appreciation of investments           (320,678)
   NET REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS                                       (342,349)

   NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $ 6,038,683

See notes to financial statements.



s t a t e m e n t s  o f  c h a n g e s  i n  n e t  a s s e t s

Thornburg New Mexico Intermediate Municipal Fund


                                       Year Ended                 Year Ended
                                  September  30, 1996        September 30, 1995

INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income                   $6,381,032                $6,511,067
Net realized loss on investments sold      (21,671)                 (543,396)
Increase (decrease) in unrealized
 appreciation of investments              (320,678)                4,633,144

      NET INCREASE IN NET
      ASSETS RESULTING FROM OPERATIONS   6,038,683                10,600,815

DIVIDENDS TO SHAREHOLDERS:
From net investment income
  Class A Shares                        (6,378,163)               (6,490,487)
  Class B Shares                             --                      (17,017)
  Class C Shares                            (2,869)                   (3,563)

FUND SHARE TRANSACTIONS-- (Note 4)
  Class A Shares                        (5,090,560)              (11,243,065)
  Class B Shares                             --                      (92,064)
  Class C Shares                          (143,365)                   78,705

NET DECREASE IN NET ASSETS              (5,576,274)               (7,166,676)
NET ASSETS:

         Beginning of year             136,883,202               144,049,878

         End of year                  $131,306,928              $136,883,202

See notes to financial statements.



n o t e s  t o  f i n a n c i a l  s t a t e m e n t s


Thornburg New Mexico Intermediate Municipal Fund

Note 1 - ORGANIZATION

Thornburg New Mexico Intermediate Municipal Fund (the "Fund"), is a series of Thornburg Investment Trust (the "Trust", formerly known as Thornburg Income Trust). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing five classes of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund and Thornburg Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital.

The Fund currently offers only one class of shares of beneficial interest, Class A shares. On September 28, 1995, all existing Class B shares were converted at net asset value, without the imposition of a deferred sales charge, into Class A shares of an equivalent value. On January 31, 1996, all existing Class C shares were converted at net asset value, without the imposition of a deferred sales charge, into Class A shares of an equivalent value.The Fund no longer offers Class B or Class C shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class B shares were sold at net asset value without a sales charge at the time of purchase, but were subject to a contingent deferred sales charge upon redemption, and bore both a service fee and a distribution fee, (iii) Class C shares were sold at net asset value without a sales charge at the time of purchase, but were subject to a service fee and a distribution fee, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Fund under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the year ended September 30, 1996 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.

Deferred Expenses: Organizational expenses were deferred and were amortized on a straight-line basis over a 60-month period.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.



Note 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ending September 30, 1996, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund. Effective July 1, 1996, the Fund entered into an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares.

In the event normal operating expenses of the Fund, exclusive of brokerage commissions, taxes, interest, and extraordinary expenses, exceed the limits prescribed by any state in which the Fund's shares are qualified for sale, the Adviser will reimburse the Fund for such excess. No such reimbursement was required as a result of this limitation. For the year ended September 30, 1996, the Adviser voluntarily reimbursed certain operating expenses amounting to $107,076.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Fund shares. For the year ended September 30, 1996, the Distributor earned commissions aggregating $26,797 from the sale of Class A shares and collected no contingent deferred sales charges from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the Fund's average net assets for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the year ended September 30, 1996, are set forth in the statement of operations.

Certain officers and trustees of the Fund are also officers and/or directors of the Adviser and Distributor.

Note 4 - SHARES OF BENEFICIAL INTEREST:

At September 30, 1996, there were an unlimited number of shares of beneficial interest authorized, and capital paid-in aggregated $127,256,422. Transactions in shares of beneficial interest were as follows:

                                  Year Ended                     Year Ended
                               September 30, 1996           September 30, 1995

Class A Shares             Shares         Amount         Shares          Amount
Shares sold              1,300,328    $17,051,801        1,915      $24,612,469
Shares issued to shareholders
     in reinvestment of
     distributions         320,921      4,210,070      327,061        4,196,897
Shares repurchased      (2,011,202)   (26,352,431)  (3,134,511)     (40,052,431)

Net Decrease              (389,953)   ($5,090,560)    (892,422     ($11,243,065)

Class B Shares
Shares sold                  --            --           69,495         $899,489
Shares issued to shareholders
     in reinvestment of
     distributions           --            --              563            7,227
Shares repurchased           --            --          (76,399)        (998,782)

Net Decrease                 --            --           (6,341)        ($92,064)

Class C Shares
Shares sold                  6,829        $90,000        5,853          $75,792
Shares issued to shareholders
     in reinvestment of
     distributions             153          2,031          256            3,316
Shares repurchased         (17,739)      (235,396)         (31)            (403)

Net Increase (Decrease)    (10,757)     ($143,365)       6,078          $78,705


Note 5 - SECURITIES TRANSACTIONS

For the year ended September 30, 1996, the Fund had purchase and sale transactions (excluding short-term securities) of $14,163,827 and $19,335,105, respectively.

The cost of investments for Federal income tax purposes is $125,880,941. At September 30, 1996, net unrealized appreciation of investments was $4,779,707, resulting from $4,931,309 gross unrealized appreciation and $151,602 gross unrealized depreciation.

Accumulated net realized losses from securities transactions included in net assets at September 30, 1996 aggregated $757,512.

For tax purposes, the Fund has realized capital loss carryforwards of $729,201 as of September 30, 1996 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: September 30, 2002 - $3,404, September 30, 2003 - $ 694,985, and September 30, 2004 - $30,812.


f i n a n c i a l   h i g h l i g h t s


Thornburg New Mexico Intermediate Municipal Fund

Per share operating performance
(for a share outstanding                              Year Ended
throughout the period)                               September 30,

                                      1996     1995     1994     1993     1992

Class of Shares:                        A        A       A        A        A

Net asset value, beginning of year   $13.12   $12.72   $13.36   $12.64   $12.21
Income from investment operations:
Net investment income                   .63      .60      .60      .65      .74
Net realized and unrealized
    gain (loss) on investments         (.03)     .40     (.63)     .72      .43
Total from investment operations        .60     1.00     (.03)    1.37     1.17
Less distributions from:
    Net investment income              (.63)    (.60)    (.60)    (.65)    (.74)
    Realized capital gains               --       --     (.01)      --       --
Change in net asset value              (.03)     .40     (.64)     .72      .43

Net asset value, end of year         $13.09   $13.12   $12.72   $13.36   $12.64

Total return (a)                       4.68%    8.10%    (.26%)  10.96%    9.98%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income              4.81%    4.71%    4.58%   4.95%     5.76%
    Expenses, after expense reducts    1.00%    1.00%     .90%    .61%      .42%
    Expenses, before expense reducts   1.07%    1.06%    1.04%   1.01%     1.12%

Portfolio turnover rate               10.88%   17.06%    6.87%  10.33%    32.15%
Net assets
       at end of year (000)         $131,307 $136,742 $143,910 $128,590 $71,034


(a)    Sales loads are not reflected in computing total return.


Thornburg New Mexico Intermediate Municipal Fund

Per share operating performance
(for a share outstanding              Four Month                Period from
throughout the period)              Period Ended   Year Ended   September 1, (a)
                                     January 31,  September 30, to September 30,
                                        1996          1995            1994
Class of Shares:                         C**       B*      C        B        C

Net asset value, beginning of period   $13.12   $12.72  $12.71   $12.87  $12.87
Income from investment operations:
Net investment income                     .19      .52     .52      .05     .04
Net realized and unrealized
      gain (loss) on investments          .15      .37     .41     (.15)   (.16)
Total from investment operations          .34      .89     .93     (.10)   (.12)
Less distributions from:
      Net investment income              (.19)    (.52)   (.52)    (.05)   (.04)
Change in net asset value                 .15      .37     .41     (.15)   (.16)

Net asset value, end of period         $13.27   $13.09  $13.12   $12.72  $12.71

Total return (b)                         2.57%   7.42%   7.48%    (.80%)  (.90%)

Ratios/Supplemental Data Ratios to average net assets:
      Net investment income           4.22%(c)  4.06%  4.05%  3.47%(c)  3.49%(c)
Expenses,
after expense reductions              1.40%(c)  1.64%  1.66%  1.71%(c)  1.74%(c)
Expenses,
before expense reductions            13.03%(c)  4.71% 15.86% 10.90%(c) 21.92%(c)
Portfolio turnover rate              10.88%    17.06% 17.06%  6.87%     6.87%
Net assets
at end of period (000)                 $0        $0    $141     $81     $59

(a)Commencement of operations.
(b)Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c)Annualized.
 * On September 28, 1995, all Class B shares were converted into Class A shares. **On January 31, 1996, all Class C shares were converted into Class A shares.





s c h e d u l e  o f   i n v e s t m e n t s

Thornburg New Mexico Intermediate Municipal Fund
September 30, 1996  CUSIPS:  Class A - 885-215-301
NASDAQ Symbols:  Class A - THNMX


Principal                                                                                                  Credit Rating+
Amount            Issuer-Description                                                                       Moody's/S&P       Value

    $225,000    Albuquerque Airport Revenue Series B, 8.40% due 7/1/00                                           A1/A+     $233,318
     420,000    Albuquerque Mortgage Obligation Revenue Series B-2, 0% due 5/15/11 (Insured: FGIC)             Aaa/AAA      143,926
      50,000    Albuquerque Gross Receipts Tax Revenue, 6.20% due 7/1/05                                       Aaa/AAA       53,086
   1,000,000    Albuquerque Gross Receipts Tax Revenue, 5.375% due 7/1/01 (Bluewater Apartments Project)         NR/NR    1,008,680
   1,280,000    Albuquerque Gross Receipts and Lodger's Tax, 0% due 7/1/02 (Insured: FSA)                      Aaa/AAA      965,606
   1,520,000    Albuquerque Gross Receipts and Lodger's Tax, 0% due 7/1/03 (Insured: FSA)                      Aaa/AAA    1,085,386
   2,035,000    Albuquerque Gross Receipts and Lodger's Tax, 0% due 7/1/05 (Insured: FSA)                      Aaa/AAA    1,294,016
   2,000,000    Albuquerque Gross Receipts and Lodger's Tax, 0% due 7/1/12 (Insured: FSA)                      Aaa/AAA      801,480
     800,000    Albuquerque Gross Receipts and Lodger's Tax, 3.90% due 7/1/23, put 10/7/96
                (weekly demand note) (LOC: Canadian Imperial)                                                Aa3/VMIG1      800,000
      80,000    Albuquerque Hospital Revenue, 7.20% due 7/1/97 (Escrowed to Maturity)                          Aaa/AAA       81,362
   1,000,000    Albuquerque Hospital Revenue Series 1991-A, 6.375% due 5/15/04
                (St. Joseph's Health Care Project; Insured: MBIA)                                              Aaa/AAA    1,074,150
     300,000    Albuquerque Hospital Revenue, 6.625% due 5/15/10
                (St. Joseph's Health Care Project; Insured: MBIA                                               Aaa/AAA      321,954
   2,000,000    Albuquerque Hospital Revenue Series 1992, 5.60% due 8/1/99 (Insured: MBIA)                     Aaa/AAA    2,057,300
     335,000    Albuquerque Hospital Revenue Series A, 5.80% due 8/1/00
                (Presbyterian Health Care Project; Insured: MBIA)                                              Aaa/AAA      348,202
   2,500,000    Albuquerque Hospital System Refunding Revenue Series 1992-A, 6.10% due 8/1/02
                (Presbyterian Health Care Project; Insured: MBIA)                                              Aaa/AAA    2,653,075
   1,040,000    Albuquerque Hospital System Refunding Revenue Series 1992-B, 6.20% due 8/1/02
                (Presbyterian Health Care Project; Insured: MBIA)                                              Aaa/AAA    1,071,002
   1,775,000    Albuquerque Hospital System Refunding Revenue Series 1992-B, 6.60% due 8/1/07
                (Presbyterian Health Care Project; Insured: MBIA)                                              Aaa/AAA    1,849,798
   1,000,000    Albuquerque Water and Sewer System Revenue Refunding Series B, 6.95% due 7/1/02                  A1/AA    1,093,290
   1,500,000    Albuquerque Water and Sewer Revenue, 7.00% due 7/1/03                                            A1/AA    1,642,485
   1,750,000    Albuquerque Water and Sewer Revenue Series 1990-C, 7.00% due 7/1/05                              NR/AA    1,909,897
     600,000    Albuquerque Water and Sewer Revenue, 6.25% due 7/1/08                                            A1/AA      632,286
   1,225,000    Albuquerque MFHR Series 1991, 8.50% due 7/1/21, put 7/1/01 (Beach Apartments Project)            NR/NR    1,254,866
   2,995,000    Albuquerque MFHR Series 1994, 6.75% due 1/1/24, put 1/1/04 (Dorado Village Project)             NR/AAA    2,872,445
     250,000    Albuquerque Refuse Removal and Disposal Rev., 6.80% due 7/1/98 (Insured: AMBAC)                Aaa/AAA      260,920
     290,000    Albuquerque Revenue Refunding Bonds Series 1993, 5.00% due 6/1/01
                (Evangelical Lutheran Good Samaritan Society Project; Insured: Capital Guaranty)               Aaa/AAA      294,077
     305,000    Albuquerque Revenue Refunding Bonds Series 1993, 5.10% due 6/1/02
                (Evangelical Lutheran Good Samaritan Society Project; Insured: Capital Guaranty)               Aaa/AAA      310,078
     170,000    Albuquerque Revenue Refunding Bonds Series 1993, 5.20% due 6/1/03
                (Evangelical Lutheran Good Samaritan Society Project; Insured: Capital Guaranty)               Aaa/AAA      173,247
   1,000,000    Albuquerque Special Assessment District Series A, 6.45% due 1/1/15
                (Cottonwood Mall Project; LOC: Sumitomo Bank)                                                    NR/A+    1,000,850
      45,000    Albuquerque Special Assessment District No. 219 Series B, 5.50% due 7/1/00
                (Water and Sewer Improvement Project; LOC: Sumitomo Bank)                                         NR/A       45,055
     195,000    Albuquerque Special Assessment District No. 219 Series B, 5.65% due 7/1/01
                (Water and Sewer Improvement Project; LOC: Sumitomo Bank)                                         NR/A      195,263
     405,000    Albuquerque Special Assessment District No. 219 Series B, 5.75% due 7/1/02
                (Water and Sewer Improvement Project; LOC: Sumitomo Bank)                                         NR/A      405,146
   4,500,000    Bernalillo County Multifamily Housing Revenue Series 1994-A, 6.50% due 10/1/19,
                put 10/1/06 (Village Apartments Project; Insured: AXA Reinsurance Co.)                           NR/AA    4,680,855
   2,300,000    Bernalillo Multifamily Housing Revenue Series 1988, 5.80% due 11/1/25, put 11/1/06
                (Sunchase Apartments Project; Insured: AXA Reinsurance Co.)                                      NR/AA    2,319,044
     500,000    Bloomfield Gross Receipts Tax Revenue Series 1992-B, 6.50% due 8/1/07                           Baa/NR      511,990
   1,500,000    Dona Ana County Gross Receipts Tax Refunding and Improvement Series 1993,
                5.875% due 6/1/09 (Insured: Asset Guaranty)                                                      NR/AA    1,523,265
   1,000,000    Dona Ana County Gross Receipts Tax, 6.00% due 6/1/14 (Asset Guaranty)                            NR/AA      997,740
     330,000    Dona Ana County Subordinated Gross Receipts Tax Revenue, 6.125% due 6/1/03                       NR/NR      320,750
     260,000    Dona Ana County Subordinated Gross Receipts Tax Revenue, 6.25% due 6/1/04                        NR/NR      252,286
     510,000    Espanola Gross Receipts Tax Revenue, 7.10% due 3/1/02 (Insured: MBIA)                          Aaa/AAA      536,000
     550,000    Espanola Gross Receipts Tax Revenue, 7.20% due 3/1/03 (Insured: MBIA)                          Aaa/AAA      578,787
     525,000    Espanola Gross Receipts Tax Revenue, 6.25% due 3/1/00 (Insured: MBIA)                          Aaa/AAA      538,214
   1,850,000    Farmington Pollution Control Revenue, 3.75% due 9/1/24, put 10/1/96
                (daily demand notes) (LOC: Barclay's Bank)                                                   A-1/VMIG1    1,850,000
     750,000    Farmington Utility System Refunding Revenue, 5.20% due 5/15/00 (Insured: FGIC)                 Aaa/AAA      764,573
   1,000,000    Farmington Utility System Refunding Revenue, 5.40% due 5/15/02 (Insured: FGIC)                 Aaa/AAA    1,028,720
   1,500,000    Gallup Pollution Control Rev. Ref. Series 1992, 6.45% due 8/15/06 (Insured: MBIA)              Aaa/AAA    1,632,690
     500,000    Gallup Sales Tax Revenue Sinking Fund Bonds, 6.75% due 6/1/06 (Insured: MBIA)                  Aaa/AAA      531,370
   1,000,000    Guam Limited Obligation Highway Series 1992-A, 5.50% due 5/1/99
                (Insured: Capital Guaranty)                                                                     NR/AAA    1,026,080
     280,000    Hidalgo County Municipal School District of Lordsburg, 6.875% due 7/1/00                         NR/NR      287,146
     300,000    Hidalgo County Municipal School District of Lordsburg, 6.875% due 7/1/01                         NR/NR      307,692
     315,000    Hidalgo County Municipal School District of Lordsburg, 6.875% due 7/1/02                         NR/NR      321,306
   2,500,000    Jicarilla Apache Tribe Tribal Refunding Revenue Bonds, 7.75% due 7/1/05                           NR/A    2,544,950
   1,175,000    Las Cruces Gross Receipts Refunding Revenue, 5.45% due 12/1/99                                     A/A    1,205,456
     625,000    Las Cruces Gross Receipts Refunding Revenue, 5.85% due 12/1/01                                     A/A      654,156
   1,500,000    Las Cruces Gross Receipts Refunding Revenue Series 1992, 6.25% due 12/1/05                         A/A    1,589,445
   1,200,000    Las Cruces Joint Utility Refunding and Improvement Revenue, 6.50% due 7/1/07                     A1/NR    1,296,324
   1,160,000    Las Cruces Municipal Sales Tax Revenue Series 1991, 6.50% due 12/1/06                            A/NR     1,223,174
     380,000    Las Cruces Gross Receipts Tax Revenue Series 1995, 6.00% due 6/1/01
                (South Central Solid Waste Authority Project)                                                     NR/A      397,066
      85,000    Lordsburg Gross Receipts and Lodgers Tax Revenue, 8.125% due 12/1/97                             NR/NR       88,355
     230,000    Lordsburg Gross Receipts and Lodgers Tax Revenue, 8.625% due 12/1/02                             NR/NR      242,526
   1,150,000    Lordsburg Pollution Control Revenue, 6.50% due 4/1/13 (Phelps Dodge Project)                     A2/A-    1,203,831
     500,000    Los Alamos County Utility System Revenue Refunding Series A, 6.90% due 1/1/97                Baa1/BBB+      503,555
   2,445,000    Los Alamos County Utility System Revenue Refunding Series A, 6.00% due 7/1/08
                (Insured: FSA)                                                                                 Aaa/AAA    2,543,582
     350,000    Milan General Obligation Sanitary Sewer Series 1994, 7.00% due 9/1/13                            NR/NR      374,283
   2,790,000    New Mexico Educational Assistance Foundation Revenue, 6.70% due 4/1/02
                (Insured: AMBAC)                                                                               Aaa/AAA    2,960,692
   1,150,000    New Mexico Educational Assistance Foundation Revenue, 6.20% due 12/1/01                        Aaa/NR     1,215,838
     815,000    New Mexico Educational Assistance Foundation Revenue, 6.45% due 12/1/04                        Aaa/NR       883,012
   1,565,000    New Mexico Educational Assistance Foundation Revenue, 6.85% due 12/1/05                           A/NR    1,620,557
     140,000    New Mexico Student Loan Revenue, 5.55% due 12/1/01                                                A/NR      143,587
   2,755,000    New Mexico Educational Assistance Foundation Revenue, 6.65% due 3/1/07                          Aaa/NR    2,866,082
     980,000    New Mexico MFA MFHR Series 1991-C, 6.75% due 7/1/11                                             NR/AAA    1,000,923
   1,410,000    New Mexico MFA MFHR Series 1991-C, 6.75% due 7/1/11                                             NR/AAA    1,440,103
      85,000    New Mexico MFA SFMR Series A, 7.00% due 7/1/14                                                   A1/A+       61,668
   2,335,458    New Mexico MFA SFMR Series A, 0% due 7/1/15                                                      Aa/A+      352,491
      85,000    New Mexico MFA SFMR Series C, 7.80% due 7/1/99 (Insured: FGIC)                                 Aaa/AAA       88,004
      95,000    New Mexico MFA SFMR Series A, 6.50% due 3/1/98                                                  AA-/NR       96,846
     665,000    New Mexico MFA SFMR Series A-1, 6.05% due 1/1/00                                                 Aa/AA      686,912
     255,000    New Mexico MFA SFMR Series A-2, 6.20% due 1/1/01                                                 Aa/AA      263,277
     660,000    New Mexico MFA SFMR Series 1992-A-1, 6.30% due 1/1/02                                            Aa/AA      689,852
   5,145,000    New Mexico MFA SFMR Series 1992-A-1, 6.85% due 7/1/10                                            Aa/AA    5,351,572
   1,115,000    New Mexico MFA SFMR Series 1992-A-1, 6.90% due 7/1/08                                           NR/AAA    1,158,117
   1,375,000    New Mexico State Severance Tax Refunding Series 1992-C, 5.30% due 7/1/97                         Aa/AA    1,390,070
   1,000,000    New Mexico State Severance Tax Refunding Series 1992-C, 5.60% due 7/1/02                        Aa/AA     1,020,540
   1,195,000    New Mexico Equipment Loan Council Hospital Revenue, 7.50% due 6/1/02
                (San Juan Regional Medical Center, Inc. Project)                                                  A/NR    1,318,730
   1,490,000    New Mexico Equipment Loan Council Hospital Revenue, 7.80% due 6/1/05,
                (San Juan Regional Medical Center, Inc. Project)                                                  A/NR    1,659,577
     225,000    New Mexico Equipment Loan Council Hospital Revenue, 7.90% due 6/1/11
                (San Juan Regional Medical Center, Inc. Project)                                                  A/NR      251,030
     575,000    New Mexico Equipment Loan Council Hospital Revenue, 7.80% due 6/1/06
                (San Juan Regional Medical Center, Inc. Project)                                                  A/NR      637,922
   2,000,000    New Mexico Hospital Equipment Loan Council Revenue, 6.40% due 6/1/09
                (Memorial Medical Center Project)                                                                 A/NR    2,049,360
     245,000    New Mexico State University Revenue, 7.00% due 11/1/96 (Escrowed to Maturity)                  Aaa/AAA      245,679
     390,000    New Mexico State University Revenue, 5.85% due 4/1/99                                            A1/AA      402,164
     380,000    New Mexico State University Revenue, 5.85% due 4/1/00                                            A1/AA      394,360
     335,000    New Mexico State University Revenue, 5.85% due 4/1/01                                            A1/AA      349,532
   1,050,000    Northern Mariana Islands Ports Authority Airport Rev. Series 1987-B, 6.90% due 10/1/01           A2/NR    1,073,594
     555,000    Northern Mariana Islands Ports Authority Airport Rev. Series 1987-B, 7.00% due 10/1/02           A2/NR      567,471
     750,000    Puerto Rico Public Improvement Revenue, 6.60% due 7/1/04                                        Baa1/A      834,300
   1,300,000    Puerto Rico Highway and Transportation Authority Highway Revenue, 5.70% due 7/1/98              Baa1/A    1,329,653
   2,000,000    Puerto Rico Public Building Authority Revenue, 6.10% due 7/1/00                                 Baa1/A    2,090,240
   1,500,000    Puerto Rico Electric Power Revenue Refunding Series 1992-Q, 5.70% due 7/1/00                    Baa1/A    1,547,820
     100,000    Questa Independent School Dist. #9 G.O. School Bldg. Series 7/1/87, 8.50% due 10/1/00            NR/NR      107,936
     150,000    Rio Grande Natural Gas Association Natural Gas System Revenue, 5.00% due 7/1/00              Baa1/BBB+      149,988
     375,000    Rio Rancho Gross Receipts Tax Revenue Series 1995 A, 5.50% due 12/1/00 (Insured: CGIC)         Aaa/AAA      386,786
     395,000    Rio Rancho Gross Receipts Tax Revenue Series 1995 A, 5.50% due 12/1/01 (Insured: CGIC)         Aaa/AAA      408,229
     420,000    Rio Rancho Gross Receipts Tax Revenue Series 1995 A, 5.50% due 12/1/02 (Insured: CGIC)         Aaa/AAA      434,150
     440,000    Rio Rancho Gross Receipts Tax Revenue Series 1995 A, 5.50% due 12/1/03 (Insured: CGIC)         Aaa/AAA      454,155
     500,000    Rio Rancho Water and Wastewater System, 8.00% due 5/15/02 (Insured: FSA)                       Aaa/AAA      576,685
   1,000,000    Rio Rancho Water & Wastewater Series 1995 A, 6.50% due 5/15/06 (Insured: FSA)                  Aaa/AAA    1,097,390
   1,000,000    San Juan County Gross Receipts / Gasoline Tax Refunding Revenue Series 1994-B,
                7.00% due 9/15/09, pre-refunded 9/15/04 @101                                                      A/NR    1,145,930
     115,000    Sandoval County Gross Receipts Tax Refunding Revenue Series 1992, 7.00% due 11/1/07            Baa1/NR      124,347
     125,000    Sandoval County Gross Receipts Tax Refunding Revenue Series 1992, 7.00% due 11/1/08            Baa1/NR      134,879
     135,000    Sandoval County Gross Receipts Tax Refunding Revenue Series 1992, 7.00% due 11/1/09            Baa1/NR      145,560
     145,000    Sandoval County Gross Receipts Tax Refunding Revenue Series 1992, 7.00% due 11/1/10            Baa1/NR      155,885
     340,000    Santa Fe County Office and Training Facilities Project Revenue
                Series 1990, 9.00% due 7/1/01 (Escrowed to Maturity)                                            NR/AAA      401,900
     356,000    Santa Fe County Office and Training Facilities Project Revenue
                Series 1990, 9.00% due 1/1/02 (Escrowed to Maturity)                                            NR/AAA      425,748
     372,000    Santa Fe County Office and Training Facilities Project Revenue
                Series 1990, 9.00% due 7/1/02 (Escrowed to Maturity)                                            NR/AAA      450,931
     406,000    Santa Fe County Office and Training Facilities Project Revenue
                Series 1990, 9.00% due 7/1/03 (Escrowed to Maturity)                                            NR/AAA      502,782
     443,000    Santa Fe County Office and Training Facilities Project Revenue
                Series 1990, 9.00% due 7/1/04 (Escrowed to Maturity)                                            NR/AAA      558,277
     626,000    Santa Fe County Office and Training Facilities Project Revenue
                Series 1990, 9.00% due 1/1/08 (Escrowed to Maturity)                                            NR/AAA      822,226
     500,000    Santa Fe Gross Receipts Tax Revenue & Improvement, 6.35% due 6/1/02                              A1/AA      517,765
     315,000    Santa Fe Housing Development Corporation Multifamily Revenue Refunding Series
                1993-A, 5.50% due 2/1/04 (Villa Camino Consuela Project; Credit Support HUD 8)                    A/NR      319,338
   1,000,000    Santa Fe Industrial Revenue Housing Refunding, 7.25% due 12/1/05
                (Ponce de Leon Project; Guaranteed: Health Care REIT)                                            NR/NR    1,012,490
     250,000    Santa Fe Public School District, 5.20% due 6/15/98                                               A1/NR      254,435
     475,000    Santa Fe Refuse Disposal System Improvement Net Rev Series 1996-B, 5.50% due 6/1/02               A/NR      484,685
     325,000    Santa Fe Refuse Disposal System Improvement Net Rev Series 1996-B, 5.50% due 6/1/03               A/NR      330,775
     370,000    Santa Fe Refuse Disposal System Improvement Net Rev Series 1996-B, 5.50% due 6/1/04               A/NR      375,051
   1,900,000    Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/02 (Insured: FGIC)                      Aaa/AAA    1,433,322
   1,945,000    Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/03 (Insured: FGIC)                      Aaa/AAA    1,379,744
   1,945,000    Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/04 (Insured: FGIC)                      Aaa/AAA    1,288,854
   1,895,000    Santa Fe Improvement Revenue Series 1992-A ,0% due 7/1/05 (Insured: FGIC)                      Aaa/AAA    1,164,553
     500,000    Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/06 (Insured: FGIC)                      Aaa/AAA      284,960
   1,945,000    Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/11 (Insured: FGIC)                      Aaa/AAA      760,320
     761,410    Santa Fe Single Family Mortgage Revenue Series 1991, 8.45% due 12/1/11                          Aa/NR       810,559
     195,000    Santa Rosa Consolidated School District #8 Guadalupe and San Miguel Counties
                General Obligation Series 1991, 7.00% due 8/1/03                                                Baa/NR      206,700
     210,000    Santa Rosa Consolidated School District #8 Guadalupe and San Miguel Counties
                General Obligation Series 1991, 7.00% due 8/1/04                                                Baa/NR      222,674
     285,000    Socorro Health Facilities Refunding Revenue, 6.00% due 5/1/08, (Evangelical
                Lutheran Good Samaritan Project; Insured: AMBAC)                                               Aaa/AAA      297,215
   1,240,000    Taos County Local Hospital Gross Receipts Tax Revenue
                Series 1992, 6.125% due 12/1/01 (Insured: Asset Guaranty)                                        NR/AA    1,310,792
     670,000    Taos County Local Hospital Gross Receipts Tax, 0% due 10/15/02,
                pre-refunded 10/15/99                                                                              AAA      490,715
   1,000,000    Taos County Local Hospital Gross Receipts Tax Series 1996-B, 4.75%
                due 11/15/98 (Insured: Asset Guarantee)                                                          NR/AA    1,005,570
     295,000    Torrance County Environmental Revenue Series 1992, 6.875% due 6/1/03                             NR/NR      297,092
     100,000    University of New Mexico Higher Educational Revenue, 7.50% due 6/1/00                            A1/AA      109,632
     500,000    U.S. Virgin Islands Public Finance Authority, 7.70% due 10/1/04                                Baa/BBB      540,585
   1,000,000    U.S. Virgin Islands Public Finance Authority Revenue Refunding Series A,
                6.90% due 10/1/01                                                                                NR/NR    1,065,450
     330,000    U.S. Virgin Islands Public Finance Authority, Series 1992-A, 7.00% due 10/1/02                   NR/NR      354,146
   1,250,000    U.S. Virgin Islands Special Tax General Obligation Series 1991, 7.75% due 10/1/06
                (Hugo Insurance Claims Fund Project)                                                             NR/NR    1,352,350
   3,000,000    U.S. Virgin Islands Water & Power Authority Series A, 7.40% due 7/1/11                           NR/NR    3,148,590
   1,385,000    Western New Mexico University System Revenue Series 1995, 7.75% due 6/15/19                    Baa/BBB    1,509,470

                TOTAL INVESTMENTS (Cost $125,852,630)                                                                  $130,660,648

                + Credit ratings are unaudited.
                See notes to financial statements.


i n d e p e n d e n t   a u d i t o r ' s   r e p o r t

To the Board of Trustees and Shareholders
Thornburg New Mexico Intermediate Municipal Fund
Santa Fe, New Mexico



We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thornburg New Mexico Intermediate Municipal Fund, series of Thornburg Investment Trust as of September 30, 1996, the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Thornburg New Mexico Intermediate Municipal Fund as of September 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.






New York, New York
October 25, 1996